Fair Value Of Assets And Liabilities (Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Trading Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 26,478	[1]	$ 56,132	[1]	$ 153,542	[1]
Net transfers in/(out) level 3, assets					(11,077)	[1]
Net income	3,796	[1]	8,627	[1]	55,342	[1]
Sales, assets	(132)	[1]
Settlements, assets	(12,083)	[1]
Adjustment due to adoption of amendments to ASC 810, assets			(4,776)	[1]
Purchases, sales, issuances, and settlements, net, assets			(33,505)	[1]	(141,675)	[1]
Ending Balance	18,059	[1]	26,478	[1]	56,132	[1]
Net unrealized gains/(losses) included in net income	2,205	[1],[2]	5,467	[1],[2]	14,408	[1],[2]
Loans Held For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	207,632		206,227		11,330
Net transfers in/(out) level 3, assets	(6,112)	[3]			241,546
Net income	(368)		(17,991)		(10,384)
Purchases, assets	66,608
Settlements, assets	(57,273)
Purchases, sales, issuances, and settlements, net, assets			19,396		(36,265)
Ending Balance	210,487		207,632		206,227
Net unrealized gains/(losses) included in net income	(368)	[2]	(17,991)	[2]	(10,384)	[2]
Investment Portfolio [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	39,391	[4]	99,173	[4]	111,840	[4]
Other comprehensive income	(1,688)	[4]	(2,302)	[4]	3,812	[4]
Sales, assets	(29,217)	[4]
Settlements, assets	(1,224)	[4]
Purchases, sales, issuances, and settlements, net, assets			(57,480)	[4]	(16,479)	[4]
Ending Balance	7,262	[4]	39,391	[4]	99,173	[4]
Venture Capital [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	13,179		15,743		25,307
Net income			(2,962)		(2,252)
Purchases, assets
Issuances, assets
Sales, assets	(1,000)
Settlements, assets
Purchases, sales, issuances, and settlements, net, assets			398		(7,312)
Ending Balance	12,179		13,179		15,743
Net unrealized gains/(losses) included in net income			(2,962)	[5]	(2,252)	[5]
Mortgage Servicing Rights, Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	207,319		302,611		376,844
Net transfers in/(out) level 3, assets					11,077
Net income	(41,260)		(31,146)		67,817
Settlements, assets	(21,990)
Adjustment due to adoption of amendments to ASC 810, assets			(2,293)
Purchases, sales, issuances, and settlements, net, assets			(61,853)		(153,127)
Ending Balance	144,069		207,319		302,611
Net unrealized gains/(losses) included in net income	(40,076)	[2]	(27,153)	[2]	69,412	[2]
Net Derivative Assets And Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(1,000)				233
Net income	(9,414)
Issuances, liabilities	(2,500)
Settlements, liabilities	1,094
Purchases, sales, issuances, and settlements, net, liabilities			(1,000)		(233)
Ending Balance	(11,820)		(1,000)
Net unrealized gains/(losses) included in other expense	(9,414)	[6]	(1,000)	[6]
Other Short-Term Borrowings [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(27,309)		(39,662)		(27,957)
Net income	12,476		(12,353)		11,705
Ending Balance	(14,833)		(27,309)		(39,662)
Net unrealized gains/(losses) included in net income	$ 12,476	[2]	$ (12,353)	[2]	$ 11,705	[2]

[1]	Primarily represents certificated interest only strips and excess interest mortgage banking trading securities. Capital markets Level 3 trading securities are not significant.
[2]	Primarily included in mortgage banking income on the Consolidated Statements of Income.
[3]	Transfers out of recurring level 3 balances reflect movements out of loans held for sale and into real estate acquired by foreclosure (level 3 nonrecurring).
[4]	Primarily represents other U.S. Government agencies. States and municipalities are not significant.
[5]	Represents recognized gains and losses attributable to venture capital investments classified within securities available for sale that are included in securities gains/(losses) in noninterest income.
[6]	Included in Other expense